Other current receivables (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other current receivables

(EUR thousand)	As of March 31
Other current receivables	2021	2020	2019
Input VAT	16,375	23,395	22,961
Payments & DCC receivables	3,873	4,340	20,312
Advances and deposits	2,286	2,591	2,877
Withholding taxes	2,818	2,265	2,415
Others	2,276	1,169	682
Government grants	3,609	—	—
Total	31,237	33,760	49,247